Offsets	Oct. 08, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-1
File Number	333-297458
Initial Filing Date	Jul. 15, 2026
Fee Offset Claimed	$ 3,132.00
Explanation for Claimed Amount	On July 15, 2026, the registrant filed a registration statement on Form F-1 (File No. 333-297458) (the "Registration Statement"), which registered 5,000,000 Class A ordinary shares based on an offering price of $6.12 per share, for an aggregate offering price of $30,600,000, and paid a registration fee of $4,225.86. The registrant is claiming the $4,225.86 previously paid as an offset against the total registration fee of $4,971.60 payable in connection with the Registration Statement, as amended.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-1
File Number	333-297458
Initial Filing Date	Jul. 15, 2026
Fee Offset Claimed	$ 0.00
Explanation for Claimed Amount	On September 23, 2026, the registrant filed Amendment No. 1 to the Registration Statement on Form F-1/A (File No. 333-297458), which increased the offering to 10,000,000 Class A ordinary shares at an offering price of $3.60 per share, for an aggregate offering price of $36,000,000 and a total registration fee of $4,971.60. The registrant offset the $4,225.86 previously paid with the Registration Statement against the total fee and paid the balance of $745.74 with Amendment No. 1. The registrant is now filing Amendment No. 2 to the Registration Statement to register 2,000,000 Units, each consisting of one Class A ordinary share and four common warrants, comprising 2,000,000 Class A ordinary shares and common warrants to purchase 8,000,000 Class A ordinary shares, for the same maximum aggregate offering price of $36,000,000. Because the total registration fee of $4,971.60 has been satisfied in full by the $4,225.86 offset and the $745.74 paid with Amendment No. 1, no additional registration fee is due.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	707 Cayman Holdings Ltd
Form or Filing Type	F-1
File Number	333-297458
Filing Date	Jul. 15, 2026
Fee Paid with Fee Offset Source	$ 4,225.86
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	707 Cayman Holdings Ltd
Form or Filing Type	F-1
File Number	333-297458
Filing Date	Sep. 23, 2026
Fee Paid with Fee Offset Source	$ 745.74